                           GENERAL AMERICAN INVESTORS
                                 COMPANY, INC.

                              SECOND QUARTER REPORT
                                 JUNE 30, 1997


                        A Closed-End Investment Company
                     listed on the New York Stock Exchange


                              450 LEXINGTON AVENUE
                              NEW YORK, N.Y. 10017
                          212-916-8400 1-800-436-8401

                               TO THE STOCKHOLDERS

--------------------------------------------------------------------------------

For the six months ended June 30, 1997, the total return (assuming reinvestment of all dividends) on the net asset value per share of General American Investors Company was 14.8%. By comparison, the total return (including income) for the Standard & Poor's Stock Index was 20.6%. For the twelve months ended June 30, 1997, the return for the Company was 22.6%; this compares to a return of 34.7% for the S&P 500.


The net assets of the Company as of June 30, 1997, as set forth in the accompanying financial statements (unaudited), were $652,256,585, equal to $28.33 per share of Common Stock.

The increase in net assets resulting from operations for the six months was $81,113,386. Net realized long-term gain on securities sold was $28,710,543 ($1.25 per share); the increase in unrealized appreciation was $49,582,447. Net investment income for the six months was $2,820,396.

During the six months, 985,300 shares of the Company's Common Stock were repurchased for $21,874,016 at an average discount from net asset value of 15.7%.

By Order of the Board of Directors,

GENERAL AMERICAN INVESTORS COMPANY, INC.

Spencer Davidson
President and Chief Executive Officer

2       STATEMENT OF ASSETS AND LIABILITIES  June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

ASSETS
-------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE ( NOTE 1a )
  Common stocks (cost $286,347,403)                                      $562,234,041
  Convertible corporate notes (cost $4,940,000)                             5,620,000
  Corporate discount notes (cost $84,260,633)                              84,260,633
                                                                         ------------
       Total investments (cost $375,548,036)                              652,114,674

CASH, RECEIVABLES AND OTHER ASSETS
  Cash ................................................   $    278,409
  Receivable for securities sold ......................          7,442
  Dividends, interest and other receivables ...........      4,446,573
  Other ...............................................        821,594      5,554,018
                                                           -----------    -----------

TOTAL ASSETS ..........................................                   657,668,692


LIABILITIES
-------------------------------------------------------------------------------------
   Payable for securities purchased ...................      1,513,384
   Accrued expenses and other liabilities .............      3,898,723
                                                           -----------

TOTAL LIABILITIES .....................................                     5,412,107
                                                                         ------------

NET ASSETS ............................................                  $652,256,585
                                                                         ============


NET ASSETS
-------------------------------------------------------------------------------------
   Common Stock,  $1 par value (note 2)
      Authorized  30,000,000  shares; outstanding
        23,025,931 shares (exclusive of
        1,088,485 shares in Treasury) .................   $ 23,025,931
   Paid-In Capital ( note 2 ) .........................    322,315,736
   Undistributed realized gain on securities sold .....     28,522,945
   Undistributed net income ...........................      1,825,335
   Unrealized appreciation on investments (including
      aggregate gross unrealized appreciation of
      $291,168,916) ...................................    276,566,638
                                                          ------------

TOTAL NET ASSETS ......................................                  $652,256,585
                                                                         ============

NET ASSET VALUE PER SHARE .............................                  $      28.33
                                                                         ============

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended          Year Ended
                                                  June 30, 1997    December 31,
OPERATIONS                                        (Unaudited)          1996
--------------------------------------------------------------------------------
   Net investment income .....................   $   2,820,396    $   5,189,266
   Net realized gain on sales of securities ..      28,710,543       61,830,203
   Net increase in unrealized appreciation ...      49,582,447       26,713,604
                                                 -------------    -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .................      81,113,386       93,733,073
                                                 -------------    -------------

DISTRIBUTIONS TO STOCKHOLDERS
--------------------------------------------------------------------------------
   From net income, including
     short-term capital gain .................      (1,417,469)      (4,446,885)
   From long-term capital gain ...............     (10,394,776)     (57,682,349)
                                                  -------------    -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS ....     (11,812,245)     (62,129,234)
                                                  -------------    -------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

   Value of Common Shares issued in payment
     of dividends (note 2) ...................       7,232,767       34,645,324
   Cost of Common Shares purchased (note 2) ..     (21,874,016)     (42,345,895)
                                                  -------------    -------------
DECREASE IN NET ASSETS - CAPITAL TRANSACTIONS.     (14,641,249)      (7,700,571)
                                                  -------------    -------------
NET INCREASE IN NET ASSETS ...................      54,659,892       23,903,268

NET ASSETS
--------------------------------------------------------------------------------

BEGINNING OF PERIOD ..........................     597,596,693      573,693,425
                                                 --------------    -------------

END OF PERIOD (including undistributed net
   net income of $1,825,335 and distributions
   in excess of net income of $779,270,
   respectively) .............................   $ 652,256,585    $ 597,596,693
                                                 =============    =============

( see notes to financial statements )

 3    STATEMENT OF OPERATIONS  Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors


INCOME
--------------------------------------------------------------------------------
   Dividends (net of foreign withholding taxes
     of $124,289) ................................    $ 3,312,281
   Interest ......................................      2,470,052
   Investment advisory fees (note 1c) ............         51,723  $   5,834,056
                                                      -----------


EXPENSES
--------------------------------------------------------------------------------
   Investment research ...........................      1,361,358
   Administration and operations .................        940,402
   Office space and general ......................        295,291
   Transfer agent, custodian and registrar
     fees and expenses ...........................        117,840
   Directors' fees and expenses ..................         94,557
   Stockholders' meeting and reports .............         93,512
   Auditing and legal fees .......................         66,000
   Miscellaneous taxes (note 1b) .................         44,700      3,013,660
                                                        ---------      ---------
NET INVESTMENT INCOME ............................                     2,820,396


REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS (NOTES 1d AND 4)
-----------------------------------------------------------------------------------
  Net realized gain on sales of securities
    (long-term) ..................................     28,710,543
  Net increase in unrealized appreciation ........     49,582,447
                                                     ------------

 NET GAIN ON INVESTMENTS .........................                    78,292,990
                                                                    ------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .....................                   $81,113,386
                                                                    ============

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table shows per share operating performance data, total investment return, ratios and supplemental data for the six months ended June 30, 1997 and the year ended December 31, 1996. This information has been derived from information contained in the financial statements and market price data for the Company's shares.

                                                      Six Months
                                                        Ended         Year Ended
                                                    June 30, 1997   December 31,
                                                      (Unaudited)        1996
                                                       ---------    ------------
PER SHARE OPERATING PERFORMANCE

  Net asset value, beginning of period ............      $  25.24       $  23.94
                                                         --------       --------
      Net investment income .......................           .12            .22
      Net gain on securities -
         realized and unrealized ..................          3.47           3.86
                                                         --------       --------
  Total from investment operations ................          3.59           4.08
                                                         --------       --------
  Less distributions:
      Dividends from investment income ............          (.06)(a)       (.20)
      Distributions from capital gains ............          (.44)         (2.58)
                                                         --------       --------
  Total distributions .............................          (.50)         (2.78)
                                                         --------       --------
  Net asset value, end of period ..................      $  28.33       $  25.24
                                                         ========       ========
  Per share market value, end of period ...........      $ 24.375       $  21.00
                                                         ========       ========

TOTAL INVESTMENT RETURN - Stockholder
      Return, based on market price per share .....         18.74%*        19.48%
RATIOS AND SUPPLEMENTAL DATA
  Total net assets, end of period (000's omitted) .      $652,257       $597,597
  Ratio of expenses to average net assets .........          0.50%*         1.05%
  Ratio of net income to average net assets .......          0.46%*         0.88%
  Portfolio turnover rate .........................         18.58%*        33.40%
  Average commission rate paid ....................      $  .0500       $  .0500
  Shares outstanding, end of period (000's omitted)        23,026         23,679

       (a) Includes short-term capital gain in the amount of $.05 per share.
         * Not annualized.

(see notes to financial statements)

4              STATEMENT OF INVESTMENTS  June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
                           General American Investors

                                                       SHARES OR         VALUE
         COMMON STOCKS                               PRINCIPAL AMOUNT   (NOTE 1a)
---------------------------------------------------------------------------------
COMMUNICATIONS AND INFORMATION SERVICES (5.2%)
Comcast UK Cable Partners Limited Class A + .......      439,500     $ 5,274,000
Cox Communications, Inc. Class A + ................      350,000       8,400,000
NTL Incorporated + ................................      252,000       6,268,500
Reuters Holdings plc-ADR ..........................      109,000       6,867,000
Wolters Kluwer NV-ADR .............................       55,500       6,764,063
                                                                      ----------
                        (COST $20,541,271) ........         --        33,573,563
                                                                      ----------

COMPUTER SOFTWARE AND SYSTEMS (3.8%)
Broderbund Software, Inc.+ ........................      200,000       4,937,600
Cisco Systems, Inc.+ ..............................      128,000       8,592,000
Dialogic Corporation + ............................      130,000       3,461,250
Hewlett-Packard Company ...........................       60,000       3,360,000
Pinnacle Systems, Inc.+ ...........................      117,500       2,004,902
Platinum Software Corporation + ...................      250,000       2,593,750
                                                                      ----------
                        (COST $16,715,859) ........         --        24,949,502
                                                                      ----------


CONSUMER PRODUCTS AND SERVICES (8.9%)
AAPC Ltd. .........................................     8,225,763      5,429,004
Buffets, Inc.+ ....................................     1,320,000     11,138,160
The Cheesecake Factory Incorporated + .............       104,000      2,184,000
Chrysler Corporation ..............................       425,000     13,971,875
Ford Motor Company ................................       400,000     15,200,000
PepsiCo, Inc. .....................................       275,000     10,329,825
                                                                      ----------
                        (COST $50,884,248) ........          --       58,252,864
                                                                      ----------

ELECTRONICS (0.7%)
Sensormatic Electronics Corporation ...............      370,000       4,763,750
                                                                      ----------
                        (COST $4,786,113)

ENVIRONMENTAL CONTROL
  (INCLUDING SERVICES) (2.9%)
USA Waste Services, Inc.+ .........................      493,000      19,042,125
                                                                      ----------
                        (COST $7,326,953)

FINANCE AND INSURANCE (23.8%)
Ace Limited .......................................       48,500       3,582,938
AmerUs Life Holdings, Inc. Class A ................      162,500       4,529,688
American Federal Bank, FSB ........................       92,500       2,983,125
American International Group, Inc. ................       80,000      11,950,000
American States Financial Corporation .............      294,500      13,547,000
Banco Popular Espanol, S.A. .......................       16,000       3,922,000
Crestar Financial Corp. ...........................      312,000      12,129,000
Everest Reinsurance Holdings, Inc. ................      125,500       4,972,937
First Empire State Corporation ....................       50,000      16,850,000
First Midwest Bancorp, Inc. .......................      237,500       7,525,900
General Re Corporation ............................       95,000      17,290,000
Golden West Financial Corporation .................      168,500      11,795,000
Life Re Corporation ...............................      279,000      13,008,375
TIG Holdings, Inc. ................................      225,000       7,031,250
Transatlantic Holdings, Inc. ......................      135,000      13,398,750
U.S. Bancorp ......................................      170,000      10,901,250
                                                                     -----------
                        (COST $62,312,402) ........         --       155,417,213
                                                                     -----------

HEALTH CARE  (17.6%)
     PHARMACEUTICALS (11.5%)
AB Astra Class A ..................................      692,000      12,888,500
AB Astra Class B ..................................      800,000      14,100,000
Alpha-Beta Technology, Inc.+ ......................      200,000       1,825,000
Merck & Co., Inc. .................................       34,500       3,529,797
Pfizer Inc. .......................................      255,000      30,472,500
R.P. Scherer Corporation + ........................      207,000      10,686,375
Ribi ImmunoChem Research, Inc.+ ...................      349,500       1,616,437
                                                                      ----------
                        (COST $27,561,395) ........         --        75,118,609
                                                                      ----------
     MEDICAL INSTRUMENTS AND DEVICES
     (2.5%)
Medtronic, Inc. ...................................      200,000      16,500,000
                                                                     -----------
                        (COST $3,087,292)



5             STATEMENT OF INVESTMENTS June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

                                                       SHARES OR          VALUE
         COMMON STOCKS (continued)                  PRINCIPAL AMOUNT    (NOTE 1a)
---------------------------------------------------------------------------------
     HEALTH CARE SERVICES (3.6%)
Aetna, Inc. .......................................       90,000   $   9,213,750
Huntingdon Life Sciences Group plc-ADR + ..........      669,500       3,598,563
MedPartners, Inc.+.................................      484,000      10,466,500
                                                                     -----------
                       (COST $22,674,147) .........         --        23,278,813
                                                                     -----------
                       (COST $53,322,834) .........         --       114,897,422
                                                                     -----------

MISCELLANEOUS (5.0%)
Other .............................................                   32,193,450
                                                                      ----------
                        (COST $32,841,711)


OIL & NATURAL GAS (INCLUDING SERVICES) (3.6%)
Repsol, S.A.-ADR ..................................      213,000       9,039,294
Texaco Inc. .......................................      135,000      14,681,250
                                                                      ----------
                         (COST $17,947,223) .......         --        23,720,544
                                                                      ----------


RETAIL TRADE (13.9%)
PETsMART, Inc.+ ...................................    1,000,000      11,500,000
The Home Depot, Inc. ..............................      755,500      52,129,500
Wal-Mart Stores, Inc. .............................      795,000      26,881,335
                                                                      ----------
                        (COST $15,012,341) ........         --        90,510,835
                                                                      ----------

SPECIAL HOLDINGS  #+ (NOTE 6) (0.3%)
BioReliance Corporation Preferred Series D ........      456,829        456,829
BioReliance Corporation Preferred Series E ........      384,242        384,242
Sequoia Capital IV ................................       ++             91,600
Warburg, Pincus Capital Partners, L.P. ............       ++            746,664
Welsh, Carson, Anderson & Stowe III ...............       ++              7,500
                                                                      ---------
                        (COST $3,098,800) .........         --        1,686,835*
                                                                      ---------

TRANSPORTATION (0.5%)
Werner Enterprises, Inc. ..........................      166,500      3,225,938
                                                                      ---------
                        (COST $1,557,648)

TOTAL COMMON STOCKS (86.2%) (COST $286,347,403) ...                 562,234,041
                                                                    ------------
         CONVERTIBLE CORPORATE NOTES
--------------------------------------------------------------------------------
Medimmune, Inc., 7% due 7/1/2003 ..................  $ 4,000,000      4,540,000
USA Waste Services, Inc., 4% due 2/1/2002 .........    1,000,000      1,080,000
                                                                      ---------
TOTAL CONVERTIBLE CORPORATE NOTES (0.9%) ..........                   5,620,000

                        (COST $4,940,000)


         SHORT-TERM SECURITIES AND OTHER ASSETS
--------------------------------------------------------------------------------
Ford Motor Credit Company notes
   due 7/10-7/31/97; 5.53%                           $18,100,000     17,963,271
General Electric Capital Corp. notes
   due 7/1-8/14/97; 5.54%-5.57%                       22,800,000     22,629,841
General Motors Acceptance Corp. notes
   due 7/14-8/11/97; 5.55%-5.58%                      21,200,000     21,039,398
Sears Roebuck Acceptance Corp. notes
   due 7/7-8/4/97; 5.55%-5.56%                        22,800,000     22,628,123
                                                                   -------------
                        (COST $84,260,633)                           84,260,633

    Cash, receivables and other assets, less liabilities                141,911
                                                                   -------------

TOTAL SHORT-TERM SECURITIES AND OTHER ASSETS, NET (12.9%)
                        (COST  $84,402,544)                          84,402,544
                                                                   -------------
NET ASSETS              (COST $375,689,947)                        $652,256,585
                                                                   =============

+Non-income producing security.                                  # Restricted security.
++ A limited partnership interest.                               * Fair value of each holding in the opinion of the
(see notes to financial statements)                                Directors.

6                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors


                       1. SIGNIFICANT ACCOUNTING POLICIES

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors. The Company is also registered under the Investment Advisers Act of 1940 as an investment adviser.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

a. SECURITY VALUATION Securities traded on securities exchanges or on the NASDAQ National Market System are valued at the last reported sales price on the last business day of the period. Listed and NASDAQ securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price on the valuation date. Corporate discount notes are valued at amortized cost, which approximates market value. Special holdings are valued at fair value in the opinion of the Directors. In determining fair value, in the case of restricted shares, consideration is given to cost, operating and other financial data and, where applicable, subsequent private offerings or market price of the issuer's unrestricted shares (to which a 30 percent discount is applied); for limited partnership interests, fair value is based upon an evaluation of the partnership's net assets.

b. FEDERAL INCOME TAXES The Company's policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required.

c. INVESTMENT ADVISORY FEES Income from fees (charged, generally, at the annual rate of 1/2% of assets under management, computed quarterly) is recorded as the related advisory services are performed by the Company.

d.  OTHER  As  customary  in  the  investment   company   industry,   securities
transactions   are  recorded  as  of  the  trade  date.   Dividend   income  and
distributions to stockholders are recorded as of the ex-dividend dates.

                   2. COMMON STOCK AND DIVIDEND DISTRIBUTIONS
Transactions in Common Stock during the six months ended June 30, 1997 and the year ended December 31, 1996 were as follows:

                                                                         SHARES                       AMOUNT
                                                                 ---------    ----------    ------------   -------------
                                                                   1997          1996          1997            1996
                                                                 ---------    ----------    ------------   -------------
Shares issued in payment of dividends ...................        332,541       1,684,879    $   332,541     $  1,684,879
Increase in paid-in capital .............................                                     6,900,226       32,960,445
                                                                                            ------------    ------------
      Total increase ....................................                                     7,232,767       34,645,324
                                                                                            ------------    ------------

Shares purchased (at an average discount from net asset
  value of 15.7% and 15.7%, respectively) ...............        985,300       1,968,905        (985,300)     (1,968,905)
Decrease in paid-in capital .............................                                   ( 20,888,716)    (40,376,990)
                                                                                            ------------    ------------
      Total decrease ....................................                                   ( 21,874,016)    (42,345,895)
                                                                                            ------------    ------------
Net decrease ............................................                                   ($14,641,249)    ($7,700,571)
                                                                                            ============    ============

The cost of the 1,088,485 shares of Common Stock held in Treasury at June 30, 1997 amounted to $24,062,320.

Dividends in excess of net income for financial statement purposes result primarily from transactions where tax treatment differs from book treatment.

            3. OFFICERS' COMPENSATION AND RETIREMENT AND THRIFT PLANS
The aggregate compensation paid by the Company during the six months ended June 30, 1997 to its officers amounted to $1,136,500.

The Company has non-contributory retirement plans and a contributory thrift plan which cover substantially all employees. The costs to the Company and the assets and liabilities of the plans are not material. Costs of the plans are funded currently.

                      4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (other than short-term securities) for the six months ended June 30, 1997 were $97,424,469 and $121,140,355, respectively. At June 30, 1997, the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes.


                             5. GENERAL INFORMATION
Brokerage commissions during the six months ended June 30, 1997 were $162,799, including $39,540 paid to Goldman, Sachs & Co. The Chairman Emeritus of the Company is a limited partner of The Goldman Sachs Group, L.P. which is an affiliate of Goldman, Sachs & Co.


                            6. RESTRICTED SECURITIES

                                                        DATE                      VALUE
                                                      ACQUIRED       COST       (NOTE 1a)
                                                      --------    ----------   ----------
BioReliance Corporation Preferred Series D ........   12/20/91    $  861,500   $  456,829
BioReliance Corporation Preferred Series E ........   12/20/91       449,300      384,242
Sequoia Capital IV* ...............................   1/31/84      1,019,600       91,600
Warburg, Pincus Capital Partners, L.P.* ...........   10/04/83         6,964      746,664
Welsh, Carson, Anderson & Stowe III* ..............   3/10/83        261,136        7,500
Other .............................................                  500,300         --
                                                                  ----------   ----------
Total .............................................               $3,098,800   $1,686,835
                                                                  ==========   ==========

* The amounts shown are net of distributions from these limited partnership interests which, in the aggregate, amounted to $4,673,211, $4,531,382 and $3,617,418, respectively. The initial investment in each limited partnership was $2,000,000.

7                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

                         7. OPERATING LEASE COMMITMENT
In July 1992, the Company entered into an operating lease agreement for new office space which expires in 2007 and provides for future rental payments in the aggregate amount of approximately $5.6 million. The lease agreement contains a clause whereby the Company received twenty months of free rent beginning in December 1992 and escalation clauses relating to operating costs and real property taxes.

Rental expense approximated $158,000 for the six months ended June 30, 1997. Minimum rental commitments under the operating lease are approximately $331,000 in 1997, $403,000 per annum in 1998 through 2002, and $504,000 per annum in 2003 through 2007.

In March 1996, the Company entered into a sublease agreement which expires in 2003 and provides for future rental receipts. Minimum rental receipts under the sublease are approximately $167,000 in 1997, $203,000 per annum in 1998 through 2002 and $64,000 in 2003. The Company will also receive its proportionate share of operating expenses and real property taxes under the sublease.

     MAJOR STOCK CHANGES* Three Months Ended June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------


                                                                               Shares Held
INCREASES                                               SHARES                JUNE 30, 1996
--------------------------------------------------------------------------------------------------------
        NEW POSITIONS
        Merck & Co., Inc.                                  34,500                    34,500
        PETsMART, Inc.                                  1,000,000                 1,000,000



        ADDITIONS
        AmerUs Life Holdings, Inc. Class A                 10,300                   162,500+
        American Federal Bank, FSB                          8,000                    92,500+
        Chrysler Corporation                               25,000                   425,000
        Dialogic Corporation                               30,000                   130,000+
        Platinum Software Corporation                     165,000                   250,000+
        Sensormatic Electronics Corporation                10,000                   370,000
        TIG Holdings, Inc.                                 52,500                   225,000

DECREASES
--------------------------------------------------------------------------------------------------------
        ELIMINATIONS
        Avid Technology, Inc.                             255,500                    --
        BioChem Pharma Inc.                                20,000                    --
        Giordano Holdings Limited - ADR                   304,500                    --
        Physician Reliance Network, Inc.                  352,500                    --
        TeleWest Communications plc-ADR                   110,000                    --
        United Healthcare Corporation                      80,000                    --
        Vertex Pharmaceuticals Incorporated                93,500                    --


        REDUCTIONS
        AB Astra Class A                                  160,000                   692,000#
        AB Astra Class B                                   17,333                   800,000#
        Aetna, Inc.                                        10,000                    90,000
        Alpha-Beta Technology, Inc.                        70,000                   200,000
        American International Group, Inc.                 20,000                    80,000
        American States Financial Corporation              33,000                   294,500
        Buffets, Inc.                                      70,000                 1,320,000
        Cisco Systems, Inc.                                40,000                   128,000
        General Re Corporation                              5,000                    95,000
        Medtronic, Inc.                                     8,000                   200,000
        PepsiCo, Inc.                                      25,000                   275,000
        Pfizer Inc.                                        17,000                   255,000
        Pinnacle Systems, Inc.                             87,500                   117,500
        Transatlantic Holdings, Inc.                       15,000                   135,000
        U.S. Bancorp                                       20,000                   170,000
        Wal-Mart Stores, Inc.                              20,000                   795,000
        Werner Enterprises, Inc.                           55,000                   166,500

*  Excludes transactions in Stocks - Miscellaneous - Other.
+  Includes shares purchased in prior period and previously carried under Stocks - Miscellaneous - Other.
#  Includes shares received in conjunction with a stock split.

--------------------------------------------------------------------------------

In addition to purchases of the Company's Common Stock as set forth in Note 2 on page 6, purchases of Common Stock may be made at such times, at such prices, in such amounts and in such manner as the Board of Directors may deem advisable.

                                   DIRECTORS
--------------------------------------------------------------------------------

Lawrence B. Buttenwieser, Chairman

Arthur G. Altschul, Jr.
Lewis B. Cullman
Spencer Davidson
Gerald M. Edelman
Anthony M. Frank
John D. Gordan, III
Bill Green
Victoria Hamilton
Sidney R. Knafel
Richard R. Pivirotto
Joseph T. Stewart, Jr.
Raymond S. Troubh

Arthur G. Altschul, Chairman Emeritus
William O. Baker, Director Emeritus
William T. Golden, Director Emeritus

                                    OFFICERS
--------------------------------------------------------------------------------

Spencer Davidson, President & Chief Executive Officer
Victoria Hamilton, Executive Vice-President & Chief Operating Officer Andrew V. Vindigni, Vice-President
Eugene L. DeStaebler, Jr., Vice-President, Administration
Peter P. Donnelly, Vice-President & Trader
Diane G. Radosti, Treasurer
Carole Anne Clementi, Secretary

                               SERVICE COMPANIES
--------------------------------------------------------------------------------

COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Ernst & Young LLP

CUSTODIAN
Bankers Trust Company

TRANSFER AGENT AND REGISTRAR
ChaseMellon Shareholder Services, L.L.C.
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ  07660
1-800-413-5499


                     INDEPENDENT ACCOUNTANTS' REVIEW REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Stockholders of GENERAL AMERICAN INVESTORS COMPANY, INC.

     We have reviewed the accompanying statement of assets and liabilities of General American Investors Company, Inc., including the statement of investments, as of June 30, 1997 and the related statements of operations and changes in net assets and financial highlights for the six month period ended June 30, 1997. These financial statements and financial highlights are the responsibility of the Company's management.

     We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

     Based on our review, we are not aware of any material modifications that should be made to the interim financial statements referred to above for them to be in conformity with generally accepted accounting principles.

     We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets and financial highlights for the year ended December 31, 1996 and in our report, dated January 13, 1997, we expressed an unqualified opinion on such financial statement and financial highlights.

                                                               ERNST & YOUNG LLP
New York, New York
July 15, 1997